Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
April 30, 2020
T06-QTLY-0620
1.9584812.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AEROSPACE & DEFENSE – 20.3%
Aerospace & Defense – 20.3%
AAR Corp.	4,264	$ 83,489
Aerojet Rocketdyne Holdings, Inc. (a)	9,071	373,181
AeroVironment, Inc. (a)	2,742	165,233
Astronics Corp. (a)	3,046	27,353
Axon Enterprise, Inc. (a)	7,592	552,014
BWX Technologies, Inc.	12,166	645,528
Cubic Corp.	3,772	144,128
Curtiss-Wright Corp.	5,171	535,974
Ducommun, Inc. (a)	1,395	39,395
General Dynamics Corp.	31,408	4,102,513
HEICO Corp.	5,481	480,136
HEICO Corp. Class A	9,748	705,073
Hexcel Corp.	10,760	372,188
Howmet Aerospace, Inc.	49,234	643,488
Huntington Ingalls Industries, Inc.	5,224	999,926
Kratos Defense & Security Solutions, Inc. (a)	11,502	172,760
L3Harris Technologies, Inc.	28,234	5,468,926
Lockheed Martin Corp.	32,425	12,615,271
Maxar Technologies, Inc. (a)	7,631	96,227
Mercury Systems, Inc. (a)	7,088	631,966
Moog, Inc. Class A	4,117	203,709
National Presto Industries, Inc.	614	49,924
Northrop Grumman Corp.	20,451	6,762,532
Park Aerospace Corp.	2,339	31,132
Parsons Corp. (a)	3,185	119,119
Raytheon Technologies Corp.	193,134	12,517,015
Spirit AeroSystems Holdings, Inc. Class A	13,148	291,360
Teledyne Technologies, Inc. (a)	4,658	1,516,971
Textron, Inc.	29,153	768,473
The Boeing Co.	68,287	9,629,833
TransDigm Group, Inc.	6,155	2,234,757
Triumph Group, Inc.	6,602	46,478
Vectrus, Inc. (a)	1,470	76,455
TOTAL AEROSPACE & DEFENSE		63,102,527
AIR FREIGHT & LOGISTICS – 5.3%
Air Freight & Logistics – 5.3%
Air Transport Services Group, Inc. (a)	1,870	37,849
Atlas Air Worldwide Holdings, Inc. (a)	795	26,116
CH Robinson Worldwide, Inc.	17,276	1,224,868
Echo Global Logistics, Inc. (a)	3,449	60,461
Expeditors International of Washington, Inc.	21,753	1,557,624
FedEx Corp.	31,659	4,013,411
Forward Air Corp.	3,585	184,986
Hub Group, Inc. Class A (a)	4,277	205,767
United Parcel Service, Inc. Class B	89,499	8,471,975
XPO Logistics, Inc. (a)	11,788	786,731
TOTAL AIR FREIGHT & LOGISTICS		16,569,788

	Shares	Value
AIRLINES – 0.5%
Airlines – 0.5%
Allegiant Travel Co.	509	$ 39,946
American Airlines Group, Inc.	14,082	169,125
Delta Air Lines, Inc.	20,653	535,119
Hawaiian Holdings, Inc.	1,462	21,053
SkyWest, Inc.	1,619	50,108
Southwest Airlines Co.	16,804	525,125
Spirit Airlines, Inc. (a)	2,185	32,819
United Airlines Holdings, Inc. (a)	9,149	270,627
TOTAL AIRLINES		1,643,922
BUILDING PRODUCTS – 5.5%
Building Products – 5.5%
AAON, Inc.	5,331	253,969
Advanced Drainage Systems, Inc.	6,484	262,861
Allegion PLC	11,870	1,193,410
American Woodmark Corp. (a)	1,961	100,815
AO Smith Corp.	17,504	741,820
Apogee Enterprises, Inc.	3,185	65,101
Armstrong World Industries, Inc.	5,886	453,693
Builders FirstSource, Inc. (a)	14,868	272,828
Carrier Global Corp. (a)	104,723	1,854,644
Cornerstone Building Brands, Inc. (a)	9,104	48,524
CSW Industrials, Inc.	1,922	127,313
Fortune Brands Home & Security, Inc.	17,772	856,611
Gibraltar Industries, Inc. (a)	4,134	191,404
Griffon Corp.	4,766	78,210
Insteel Industries, Inc.	2,404	42,238
JELD-WEN Holding, Inc. (a)	8,323	105,702
Johnson Controls International PLC	98,526	2,868,092
Lennox International, Inc.	4,427	826,432
Masco Corp.	36,286	1,489,178
Masonite International Corp. (a)	3,189	188,406
Owens Corning	13,896	602,531
Patrick Industries, Inc.	2,900	119,538
PGT Innovations, Inc. (a)	7,327	75,761
Quanex Building Products Corp.	4,213	52,536
Resideo Technologies, Inc. (a)	16,190	83,055
Simpson Manufacturing Co., Inc.	5,092	367,133
Trane Technologies PLC	30,803	2,692,798
Trex Co., Inc. (a)	7,450	709,389
UFP Industries, Inc.	7,798	320,654
TOTAL BUILDING PRODUCTS		17,044,646
COMMERCIAL SERVICES & SUPPLIES – 7.5%
Commercial Printing – 0.2%
Brady Corp. Class A	6,356	276,740
Cimpress PLC (a)	2,474	180,082
Deluxe Corp.	5,407	152,315
Ennis, Inc.	3,355	62,437
Quad/Graphics, Inc.	4,062	15,111

2

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Commercial Printing – continued
RR Donnelley & Sons Co.	9,042	$ 15,462
		702,147
Diversified Support Services – 2.1%
Cintas Corp.	11,236	2,492,482
Copart, Inc. (a)	26,719	2,140,459
Healthcare Services Group, Inc.	9,400	239,606
IAA, Inc. (a)	17,053	658,246
KAR Auction Services, Inc.	16,364	245,133
Matthews International Corp. Class A	4,040	96,717
McGrath RentCorp	3,089	168,505
Mobile Mini, Inc.	5,571	159,163
UniFirst Corp.	1,945	327,052
Viad Corp.	2,617	62,729
VSE Corp.	1,181	22,699
		6,612,791
Environmental & Facilities Services – 4.6%
ABM Industries, Inc.	8,445	291,268
Advanced Disposal Services, Inc. (a)	9,706	313,019
BrightView Holdings, Inc. (a)	4,017	51,498
Casella Waste Systems, Inc. Class A (a)	5,705	264,598
Clean Harbors, Inc. (a)	6,743	360,278
Covanta Holding Corp.	15,177	118,077
Harsco Corp. (a)	10,193	101,726
Heritage-Crystal Clean, Inc. (a)	1,969	36,131
Republic Services, Inc.	28,530	2,235,040
Rollins, Inc.	18,818	752,720
SP Plus Corp. (a)	2,900	61,161
Stericycle, Inc. (a)	12,013	586,234
Team, Inc. (a)	3,764	23,224
Tetra Tech, Inc.	6,974	525,003
US Ecology, Inc.	3,446	112,960
Waste Connections, Inc.	33,678	2,893,277
Waste Management, Inc.	54,183	5,419,384
		14,145,598
Office Services & Supplies – 0.4%
ACCO Brands Corp.	12,544	92,826
Herman Miller, Inc.	7,600	171,304
HNI Corp.	5,518	134,308
Interface, Inc.	7,628	70,483
Kimball International, Inc. Class B	4,770	58,528
Knoll, Inc.	6,363	74,192
MSA Safety, Inc.	4,701	529,003
Pitney Bowes, Inc.	22,522	79,503
Steelcase, Inc. Class A	11,401	124,841
		1,334,988
Security & Alarm Services – 0.2%
ADT, Inc.	19,211	110,079

	Shares	Value

The Brink's Co.	6,372	$ 325,737
		435,816
TOTAL COMMERCIAL SERVICES & SUPPLIES		23,231,340
CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	20,065	727,557
Aegion Corp. (a)	3,892	62,467
Ameresco, Inc. Class A (a)	2,526	45,620
Arcosa, Inc.	5,543	206,588
Argan, Inc.	1,774	66,596
Comfort Systems USA, Inc.	4,685	156,011
Construction Partners, Inc. Class A (a)	2,295	42,067
Dycom Industries, Inc. (a)	4,019	131,019
EMCOR Group, Inc.	7,153	454,430
Fluor Corp.	17,030	199,251
Granite Construction, Inc.	5,937	97,604
Great Lakes Dredge & Dock Corp. (a)	7,442	65,787
IES Holdings, Inc. (a)	1,081	21,350
Jacobs Engineering Group, Inc.	16,967	1,404,019
MasTec, Inc. (a)	7,756	278,440
MYR Group, Inc. (a)	2,148	64,440
NV5 Global, Inc. (a)	1,331	62,224
Primoris Services Corp.	5,488	85,668
Quanta Services, Inc.	18,153	660,043
Sterling Construction Co., Inc. (a)	3,549	35,064
Tutor Perini Corp. (a)	5,229	36,603
Valmont Industries, Inc.	2,748	322,176
Willscot Corp. (a)	6,885	80,210
TOTAL CONSTRUCTION & ENGINEERING		5,305,234
ELECTRICAL EQUIPMENT – 6.1%
Electrical Components & Equipment – 6.0%
Acuity Brands, Inc.	5,061	438,232
AMETEK, Inc.	29,197	2,448,752
Atkore International Group, Inc. (a)	6,048	147,208
Eaton Corp. PLC	52,802	4,408,967
Emerson Electric Co.	77,801	4,436,991
Encore Wire Corp.	2,653	121,454
EnerSys	5,400	315,306
Generac Holdings, Inc. (a)	7,986	778,156
GrafTech International Ltd.	9,141	74,225
Hubbell, Inc.	6,947	864,415
nVent Electric PLC	19,505	363,768
Plug Power, Inc. (a)	38,624	161,641
Powell Industries, Inc.	1,180	29,937
Regal-Beloit Corp.	5,219	370,601
Rockwell Automation, Inc.	14,758	2,796,346
Sensata Technologies Holding PLC (a)	20,291	738,187
Sunrun, Inc. (a)	9,858	138,308
Thermon Group Holdings, Inc. (a)	4,252	64,971
Vicor Corp. (a)	2,336	124,205

3

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Vivint Solar, Inc. (a)	5,320	$ 33,729
		18,855,399
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,355	105,313
Bloom Energy Corp. Class A (a)	8,745	67,074
TPI Composites, Inc. (a)	3,682	64,546
		236,933
TOTAL ELECTRICAL EQUIPMENT		19,092,332
INDUSTRIAL CONGLOMERATES – 11.9%
Industrial Conglomerates – 11.9%
3M Co.	73,445	11,157,764
Carlisle Cos., Inc.	7,237	875,388
General Electric Co.	1,115,453	7,585,080
Honeywell International, Inc.	91,261	12,949,936
Raven Industries, Inc.	4,603	102,509
Roper Technologies, Inc.	13,291	4,532,630
TOTAL INDUSTRIAL CONGLOMERATES		37,203,307
MACHINERY – 20.1%
Agricultural & Farm Machinery – 2.2%
AGCO Corp.	8,462	447,132
Deere & Co.	38,206	5,542,163
Lindsay Corp.	1,375	123,750
The Toro Co.	13,615	868,773
		6,981,818
Construction Machinery & Heavy Trucks – 6.2%
Alamo Group, Inc.	1,270	125,019
Allison Transmission Holdings, Inc.	14,469	525,803
Astec Industries, Inc.	2,738	109,821
Blue Bird Corp. (a)	1,906	23,387
Caterpillar, Inc.	70,588	8,215,031
Cummins, Inc.	18,591	3,039,629
Douglas Dynamics, Inc.	2,942	108,736
Federal Signal Corp.	7,758	208,923
Meritor, Inc. (a)	9,042	185,361
Navistar International Corp. (a)	5,626	133,730
Oshkosh Corp.	8,694	587,106
PACCAR, Inc.	44,176	3,058,304
REV Group, Inc.	3,585	19,072
Spartan Motors, Inc.	4,130	58,192
Terex Corp.	9,083	137,971
The Greenbrier Cos., Inc.	4,239	71,978
The Manitowoc Co., Inc. (a)	4,615	42,550
Trinity Industries, Inc.	13,230	255,207
Wabash National Corp.	7,010	57,482
WABCO Holdings, Inc. (a)	6,547	879,786
Westinghouse Air Brake Technologies Corp.	23,260	1,312,329
		19,155,417

	Shares	Value

Industrial Machinery – 11.7%
Albany International Corp. Class A	3,936	$ 201,287
Altra Industrial Motion Corp.	8,293	231,458
Barnes Group, Inc.	6,158	236,344
Briggs & Stratton Corp.	5,508	12,503
Chart Industries, Inc. (a)	4,364	155,882
CIRCOR International, Inc. (a)	2,155	32,174
Colfax Corp. (a)	11,326	292,098
Columbus McKinnon Corp.	2,903	78,613
Crane Co.	6,136	334,105
Donaldson Co., Inc.	16,118	706,452
Dover Corp.	18,554	1,737,582
Energy Recovery, Inc. (a)	4,103	33,398
Enerpac Tool Group Corp.	7,824	133,477
EnPro Industries, Inc.	2,526	114,554
ESCO Technologies, Inc.	3,329	254,003
Evoqua Water Technologies Corp. (a)	11,247	180,514
Flowserve Corp.	16,674	469,707
Fortive Corp.	38,602	2,470,528
Franklin Electric Co., Inc.	5,016	254,813
Gates Industrial Corp. PLC (a)	7,427	63,798
Graco, Inc.	21,301	951,303
Helios Technologies, Inc.	3,679	130,862
Hillenbrand, Inc.	9,364	196,176
Hyster-Yale Materials Handling, Inc.	819	31,974
IDEX Corp.	9,714	1,492,362
Illinois Tool Works, Inc.	41,048	6,670,300
Ingersoll Rand Inc. (a)	45,162	1,313,311
ITT, Inc.	11,201	590,517
John Bean Technologies Corp.	4,038	309,876
Kadant, Inc.	1,444	121,426
Kennametal, Inc.	10,637	272,414
Lincoln Electric Holdings, Inc.	7,418	597,223
Luxfer Holdings PLC	3,499	47,481
Lydall, Inc. (a)	2,249	25,189
Mueller Industries, Inc.	6,877	178,114
Mueller Water Products, Inc. Class A	20,039	190,170
NN, Inc.	5,331	18,392
Nordson Corp.	6,611	1,063,776
Omega Flex, Inc.	373	33,607
Otis Worldwide Corp. (a)	52,361	2,665,699
Parker Hannifin Corp.	16,407	2,594,275
Park-Ohio Holdings Corp.	1,044	19,137
Pentair PLC	20,396	705,498
Proto Labs, Inc. (a)	3,237	328,847
RBC Bearings, Inc. (a)	3,196	404,869
Rexnord Corp.	15,575	424,730
Snap-on, Inc.	7,007	912,942
SPX Corp. (a)	5,644	215,206
SPX FLOW, Inc. (a)	5,484	178,614
Standex International Corp.	1,598	79,644
Stanley Black & Decker, Inc.	19,415	2,139,533
Tennant Co.	2,227	131,772
4

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
The Gorman-Rupp Co.	2,347	$ 69,236
The Middleby Corp. (a)	7,155	398,033
The Timken Co.	8,641	324,729
Trimas Corp. (a)	5,747	137,008
Watts Water Technologies, Inc. Class A	3,511	289,306
Welbilt, Inc. (a)	17,209	84,840
Woodward, Inc.	7,124	431,429
Xylem, Inc.	23,000	1,653,700
		36,416,810
TOTAL MACHINERY		62,554,045
MARINE – 0.0%
Marine – 0.0%
Genco Shipping & Trading Ltd.	2,093	12,202
Kirby Corp. (a)	1,937	103,475
Matson, Inc.	1,331	40,249
TOTAL MARINE		155,926
PROFESSIONAL SERVICES – 6.1%
Human Resource & Employment Services – 0.9%
ASGN, Inc. (a)	6,766	314,281
Barrett Business Services, Inc.	959	46,914
Heidrick & Struggles International, Inc.	2,437	54,686
Insperity, Inc.	4,885	233,063
Kelly Services, Inc. Class A	4,039	62,403
Kforce, Inc.	2,631	78,798
Korn Ferry	7,099	204,664
ManpowerGroup, Inc.	7,532	559,176
Robert Half International, Inc.	14,829	700,967
TriNet Group, Inc. (a)	5,835	285,740
TrueBlue, Inc. (a)	4,953	76,920
Upwork, Inc. (a)	7,130	59,393
		2,677,005
Research & Consulting Services – 5.2%
CBIZ, Inc. (a)	6,608	156,940
CoreLogic, Inc.	10,310	396,110
CoStar Group, Inc. (a)	4,679	3,033,209
Equifax, Inc.	15,464	2,147,950
Exponent, Inc.	6,621	465,655
Forrester Research, Inc. (a)	1,404	43,945
Franklin Covey Co. (a)	1,243	25,792
FTI Consulting, Inc. (a)	4,805	611,965
Huron Consulting Group, Inc. (a)	2,910	163,076
ICF International, Inc.	2,377	174,805
IHS Markit Ltd.	48,654	3,274,414
Mistras Group, Inc. (a)	2,339	11,110
Nielsen Holdings PLC	45,445	669,405
Resources Connection, Inc.	3,831	41,681
TransUnion	24,048	1,894,742
Verisk Analytics, Inc.	19,885	3,039,025

	Shares	Value

Willdan Group, Inc. (a)	1,334	$ 33,830
		16,183,654
TOTAL PROFESSIONAL SERVICES		18,860,659
ROAD & RAIL – 11.3%
Railroads – 8.9%
CSX Corp.	94,352	6,248,933
Kansas City Southern	12,658	1,652,502
Norfolk Southern Corp.	33,303	5,698,143
Union Pacific Corp.	88,664	14,167,621
		27,767,199
Trucking – 2.4%
AMERCO	1,127	315,706
ArcBest Corp.	3,274	66,691
Avis Budget Group, Inc. (a)	8,065	132,911
Covenant Transportation Group, Inc. Class A (a)	1,591	14,128
Heartland Express, Inc.	5,690	111,467
Hertz Global Holdings, Inc. (a)	11,038	44,594
JB Hunt Transport Services, Inc.	10,891	1,101,298
Knight-Swift Transportation Holdings, Inc.	16,348	607,819
Landstar System, Inc.	5,040	520,682
Marten Transport Ltd.	5,206	116,719
Old Dominion Freight Line, Inc.	12,236	1,777,768
Ryder System, Inc.	6,827	241,676
Saia, Inc. (a)	3,310	306,241
Schneider National, Inc. Class B	6,626	145,176
Uber Technologies, Inc. (a)	54,466	1,648,686
Universal Logistics Holdings, Inc	1,100	15,323
Werner Enterprises, Inc.	5,731	229,928
		7,396,813
TOTAL ROAD & RAIL		35,164,012
TRADING COMPANIES & DISTRIBUTORS – 3.3%
Trading Companies & Distributors – 3.3%
Air Lease Corp.	13,751	359,589
Applied Industrial Technologies, Inc.	4,957	259,697
Beacon Roofing Supply, Inc. (a)	8,748	192,456
BMC Stock Holdings, Inc. (a)	8,520	181,050
CAI International, Inc. (a)	2,159	35,602
DXP Enterprises, Inc. (a)	2,152	32,108
Fastenal Co.	73,250	2,653,115
Foundation Building Materials, Inc. (a)	2,732	31,964
GATX Corp.	4,234	251,076
GMS, Inc. (a)	5,327	97,910
H&E Equipment Services, Inc.	4,064	66,081
HD Supply Holdings, Inc. (a)	21,188	628,860
Herc Holdings, Inc. (a)	2,713	76,588
Kaman Corp.	3,192	123,722
MRC Global, Inc. (a)	10,648	57,073
MSC Industrial Direct Co., Inc. Class A	5,746	342,692
NOW, Inc. (a)	13,913	85,843

5

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Rush Enterprises, Inc. Class A	3,594	$ 134,775
Rush Enterprises, Inc. Class B	469	16,560
SiteOne Landscape Supply, Inc. (a)	5,034	446,163
Systemax, Inc.	1,594	31,657
Titan Machinery, Inc. (a)	2,418	22,729
Triton International Ltd.	6,666	206,513
United Rentals, Inc. (a)	9,600	1,233,600
Univar Solutions, Inc. (a)	17,352	251,951
Watsco, Inc.	4,171	671,489
WESCO International, Inc. (a)	4,993	129,169
WW Grainger, Inc.	5,849	1,611,868
TOTAL TRADING COMPANIES & DISTRIBUTORS		10,231,900
TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	9,400	259,346
TOTAL COMMON STOCKS (Cost $384,820,068)		310,418,984
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $743,000)	743,000	$ 743,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $385,563,068)		311,161,984
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		290,862
NET ASSETS – 100.0%		$ 311,452,846

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $111,700 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Russell 2000 E-mini Index Future Contracts	2	June 2020	$ 130,670	$ 18,542	$ 18,542
CME E-mini S&P Industrial Select Sector Index Future Contracts	13	June 2020	837,850	93,672	93,672
Total Equity Index Contracts					$ 112,214
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
6

Schedule of Investments (Unaudited)–continued
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
8